Document and Entity Information	0 Months Ended
Feb. 01, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jan. 26, 2015
Document Effective Date	Feb. 01, 2015
Prospectus Date	Feb. 01, 2015
Eaton Vance Build America Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Build America Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Build America Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX
Eaton Vance Atlanta Capital Horizon Growth Fund | Class A
Risk/Return:
Trading Symbol	EXMCX
Eaton Vance Atlanta Capital Horizon Growth Fund | Class B
Risk/Return:
Trading Symbol	EBMCX
Eaton Vance Atlanta Capital Horizon Growth Fund | Class C
Risk/Return:
Trading Symbol	ECMCX
Eaton Vance Atlanta Capital Horizon Growth Fund | Class I
Risk/Return:
Trading Symbol	EIMCX
Eaton Vance AMT-Free Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMBX
Eaton Vance AMT-Free Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EBMBX
Eaton Vance AMT-Free Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMBX
Eaton Vance AMT-Free Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EVMBX